OPTIONS (Details Narrative) - Employee Option Plan [Member] - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Number of options issued	12,850,000	0
Weighted average remaining contractual life of outstanding share options	1 year 4 months 13 days	2 years 4 months 20 days